Short-term borrowings - Schedule of short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 1,600,000	$ 220,167	¥ 1,200,000
Unsecured bank loans
Short-term borrowings
Short-term borrowings	¥ 1,600,000		¥ 1,200,000